May 01, 2019

EQ ADVISORS TRUSTSM

EQ/Large Cap Growth Index Portfolio

SUPPLEMENT DATED OCTOBER 4, 2019 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2019, AS SUPPLEMENTED

This Supplement provides new and additional information beyond that contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of EQ/Large Cap Growth Index Portfolio (the “Portfolio”), dated May 1, 2019, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference.

IMPORTANT NOTICE REGARDING THE PORTFOLIO’S DIVERSIFICATION POLICY

The EQ/Large Cap Growth Index Portfolio has revised its diversification policy under the Investment Company Act of 1940, as amended. Under the revised policy, the Portfolio will continue to track its benchmark index even if the Portfolio becomes non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the index.

Shareholder approval will not be sought if and/or when the Portfolio crosses from diversified to non-diversified status under such circumstances.

Accordingly, the following changes to the Summary Prospectus, Prospectus and SAI are effective immediately:

The section of the Summary Prospectus and Prospectus entitled “Investments, Risks and Performance – Principal Investment Strategy” is amended by adding the following paragraph after the second paragraph:

The Portfolio may become “non-diversified,” as defined in the Investment Company Act of 1940, as amended, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the index that the Portfolio is designed to track.

The section of the Summary Prospectus and Prospectus entitled “Investments, Risks and Performance – Principal Risks” is amended by adding the following paragraph:

Non-Diversification Risk: To the extent that the Portfolio becomes non-diversified as necessary to approximate the composition of the index, the Portfolio may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Portfolio’s performance may be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.